COMMON STOCK (Tables)	12 Months Ended
Dec. 30, 2023
COMMON STOCK
Schedule of common stock issuances

Below is a summary of common stock issuances for 2023 and 2022 (in thousands, except per share data):

	December 30, 2023
Share Issuance Activity	Common Stock	Average Share Price
Shares issued under the employee stock purchase plan	33	$98.20

Shares issued under the employee stock gift program	2	95.42
Shares issued under the director compensation plan	3	92.82
Shares issued under the LTSIP	756	86.14
Shares issued under the executive stock match plan	75	85.89
Forfeitures	(15)
Total shares issued under stock grant programs	821	$86.16

Shares issued under the deferred compensation plans	124	$88.43

	December 31, 2022
Share Issuance Activity	Common Stock	Average Share Price
Shares issued under the employee stock purchase plan	44	$73.45

Shares issued under the employee stock gift program	2	78.23
Shares issued under the director retainer stock program	4	79.98
Shares issued under the LTSIP	755	82.73
Shares issued under the executive stock grants plan	62	82.87
Forfeitures	(17)
Total shares issued under stock grant programs	806	$82.71

Shares issued under the deferred compensation plans	113	$81.86

Nonvested Restricted Shares Activity

				Weighted-
			Unrecognized	Average
		Weighted-	Compensation	Period to
	Restricted	Average Grant	Expense	Recognize
	Awards	Date Fair Value	(in millions)	Expense
Nonvested at December 26, 2020	1,363,794	$35.14	$6.3	0.62 years
Granted	560,516	60.24
Vested	(274,271)	26.50
Forfeited	(23,007)	39.68
Nonvested at December 25, 2021	1,627,032	$45.23	$6.6	0.43 years
Granted	815,874	79.97
Vested	(286,661)	34.00
Forfeited	(17,990)	54.07
Nonvested at December 31, 2022	2,138,255	$58.70	$51.4	3.74 years
Granted	830,346	86.11
Vested	(233,763)	40.50
Forfeited	(14,001)	63.54
Nonvested at December 30, 2023	2,720,837	$68.61	$76.9	3.68 years